Expenses by Nature - Summary of Expenses by Nature (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expense By Nature [Abstract]
Changes in inventories	€ (728)	€ 8,033	€ 10,091
Purchases of raw materials	92,851	92,457	152,181
Purchases of finished products	21,393	20,459	27,751
Services costs	69,296	75,457	110,773
Employee benefits expenses	116,517	119,249	130,414
Depreciation and amortisation, net of government grants	19,733	20,724	20,177
Other	10,256	8,364	13,165
Total cost of sales, selling and administrative expenses	€ 329,318	€ 344,743	€ 464,552